AB Select US Equity Portfolio

Portfolio of Investments

September 30, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.3%
Information Technology – 22.9%
Communications Equipment – 1.9%
Cisco Systems, Inc.	25,056	$1,347,011
Motorola Solutions, Inc.	9,481	2,581,107

		3,928,118

IT Services – 0.3%
International Business Machines Corp.	4,689	657,867

Semiconductors & Semiconductor Equipment – 5.7%
Advanced Micro Devices, Inc.(a)	7,854	807,548
Broadcom, Inc.	4,192	3,481,791
NVIDIA Corp.	11,441	4,976,721
NXP Semiconductors NV	12,894	2,577,769

		11,843,829

Software – 10.2%
Adobe, Inc.(a)	2,972	1,515,423
Intuit, Inc.	1,544	788,891
Microsoft Corp.	45,086	14,235,904
Oracle Corp.	26,605	2,818,002
Salesforce, Inc.(a)	8,203	1,663,404

		21,021,624

Technology Hardware, Storage & Peripherals – 4.8%
Apple, Inc.	58,204	9,965,107

		47,416,545

Health Care – 14.8%
Health Care Equipment & Supplies – 3.2%
Abbott Laboratories	42,668	4,132,396
Stryker Corp.	9,448	2,581,855

		6,714,251

Health Care Providers & Services – 5.6%
HCA Healthcare, Inc.	15,598	3,836,796
Humana, Inc.	4,939	2,402,922
UnitedHealth Group, Inc.	10,686	5,387,775

		11,627,493

Life Sciences Tools & Services – 1.2%
Thermo Fisher Scientific, Inc.	4,857	2,458,468

Pharmaceuticals – 4.8%
Eli Lilly & Co.	4,400	2,363,372
Johnson & Johnson	21,774	3,391,300
Merck & Co., Inc.	39,721	4,089,277

		9,843,949

		30,644,161

Financials – 14.1%
Banks – 3.8%
Fifth Third Bancorp	43,839	1,110,442

Company	Shares	U.S. $ Value
JPMorgan Chase & Co.	26,859	$3,895,092
Wells Fargo & Co.	67,606	2,762,381

		7,767,915

Capital Markets – 2.4%
Charles Schwab Corp. (The)	17,959	985,949
Goldman Sachs Group, Inc. (The)	4,988	1,613,967
Jefferies Financial Group, Inc.	66,696	2,443,075

		5,042,991

Consumer Finance – 0.4%
American Express Co.	6,110	911,551

Financial Services – 6.7%
Berkshire Hathaway, Inc. - Class B(a)	26,513	9,287,504
Visa, Inc. - Class A	19,495	4,484,045

		13,771,549

Insurance – 0.8%
Progressive Corp. (The)	11,649	1,622,705

		29,116,711

Communication Services – 10.8%
Diversified Telecommunication Services – 1.6%
Comcast Corp. - Class A	49,776	2,207,068
Deutsche Telekom AG (REG)	50,498	1,059,286

		3,266,354

Entertainment – 0.8%
Netflix, Inc.(a)	2,432	918,323
Walt Disney Co. (The)(a)	8,352	676,930

		1,595,253

Interactive Media & Services – 7.3%
Alphabet, Inc. - Class A(a)	72,689	9,512,083
Meta Platforms, Inc. - Class A(a)	19,173	5,755,926

		15,268,009

Wireless Telecommunication Services – 1.1%
T-Mobile US, Inc.(a)	16,125	2,258,306

		22,387,922

Energy – 9.8%
Energy Equipment & Services – 0.9%
Schlumberger NV	33,053	1,926,990

Oil, Gas & Consumable Fuels – 8.9%
Chevron Corp.	26,426	4,455,952
EOG Resources, Inc.	38,666	4,901,302
Exxon Mobil Corp.	49,535	5,824,325
Occidental Petroleum Corp.	49,834	3,233,230

		18,414,809

		20,341,799

Company	Shares	U.S. $ Value

Industrials – 9.3%
Aerospace & Defense – 1.9%
Boeing Co. (The)(a)	7,306	$1,400,414
Northrop Grumman Corp.	3,204	1,410,369
RTX Corp.	14,471	1,041,478

		3,852,261

Commercial Services & Supplies – 0.6%
Republic Services, Inc.	8,734	1,244,683

Ground Transportation – 2.7%
CSX Corp.	66,763	2,052,962
Norfolk Southern Corp.	8,842	1,741,255
Union Pacific Corp.	9,133	1,859,753

		5,653,970

Industrial Conglomerates – 2.8%
Honeywell International, Inc.	31,949	5,902,258

Machinery – 1.3%
Deere & Co.	2,540	958,545
Parker-Hannifin Corp.	4,425	1,723,626

		2,682,171

		19,335,343

Consumer Staples – 7.8%
Beverages – 1.6%
PepsiCo, Inc.	19,694	3,336,951

Consumer Staples Distribution & Retail – 2.6%
Costco Wholesale Corp.	2,793	1,577,933
Kroger Co. (The)	10,088	451,438
Walmart, Inc.	21,257	3,399,632

		5,429,003

Food Products – 0.9%
Mondelez International, Inc. - Class A	27,200	1,887,680

Household Products – 2.1%
Procter & Gamble Co. (The)	29,253	4,266,843

Personal Care Products – 0.6%
Kenvue, Inc.	60,926	1,223,394

		16,143,871

Consumer Discretionary – 5.5%

Broadline Retail – 2.4%
Amazon.com, Inc.(a)	39,368	5,004,460

Hotels, Restaurants & Leisure – 2.1%
Booking Holdings, Inc.(a)	855	2,636,777
McDonald’s Corp.	6,617	1,743,183

		4,379,960

Specialty Retail – 1.0%
Home Depot, Inc. (The)	6,450	1,948,932

		11,333,352

Company	Shares		U.S. $ Value

Utilities – 1.7%
Electric Utilities – 1.7%
NextEra Energy, Inc.		9,007	$516,011
PPL Corp.		130,937	3,084,876

			3,600,887

Materials – 0.6%
Chemicals – 0.5%
Sherwin-Williams Co. (The)		3,877	988,829

Metals & Mining – 0.1%
Freeport-McMoRan, Inc.		8,186	305,256

			1,294,085

Total Common Stocks (cost $141,751,918)			201,614,676

SHORT-TERM INVESTMENTS – 2.7%
Investment Companies – 2.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.25%(b) (c) (d) (cost $5,394,128)		5,394,128	5,394,128

	Principal Amount (000)

Time Deposits – 0.1%
Hong Kong & Shanghai Bank, Hong Kong 4.13%, 10/03/2023	HKD	155	19,821
Royal Bank of Canada, Toronto 3.80%, 10/03/2023	CAD	5	3,969
SEB, Stockholm 2.81%, 10/02/2023	EUR	100	105,540
4.17%, 10/02/2023	GBP	59	72,511
Sumitomo, Tokyo (0.38)%, 10/02/2023	JPY	1,514	10,128

Total Time Deposits (cost $211,969)			211,969

Total Short-Term Investments (cost $5,606,097)			5,606,097

Total Investments – 100.0% (cost $147,358,015)(e)			207,220,773
Other assets less liabilities – 0.0%			46,135

Net Assets – 100.0%			$207,266,908

(a)	Non-income producing security.
(b)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.

(e)

As of September 30, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $61,680,169 and gross unrealized depreciation of investments was $(1,817,411), resulting in net unrealized appreciation of $59,862,758.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

CAD – Canadian Dollar

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

Glossary:

REG – Registered Shares

AB Select US Equity Portfolio

September 30, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2023:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$47,416,545	$-0-	$-0-	$47,416,545
Health Care	30,644,161	-0-	-0-	30,644,161
Financials	29,116,711	-0-	-0-	29,116,711
Communication Services	21,328,636	1,059,286	-0-	22,387,922
Energy	20,341,799	-0-	-0-	20,341,799
Industrials	19,335,343	-0-	-0-	19,335,343
Consumer Staples	16,143,871	-0-	-0-	16,143,871
Consumer Discretionary	11,333,352	-0-	-0-	11,333,352
Utilities	3,600,887	-0-	-0-	3,600,887
Materials	1,294,085	-0-	-0-	1,294,085
Short-Term Investments:
Investment Companies	5,394,128	-0-	-0-	5,394,128
Time Deposits	-0-	211,969	-0-	211,969

Total Investments in Securities	205,949,518	1,271,255	-0-	207,220,773
Other Financial Instruments*	-0-	-0-	-0-	-0-

Total	$205,949,518	$1,271,255	$-0-	$207,220,773

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended September 30, 2023 is as follows:

Fund	Market Value 6/30/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/23 (000)	Dividend Income (000)
Government Money Market Portfolio	$5,719	$14,216	$14,541	$5,394	$22
Government Money Market Portfolio*	-0-	2,549	2,549	-0-	0	**
Total				$5,394	$22

*	Investment of cash collateral for securities lending transactions.

**	Amount is less than $500.